International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Other investments	$ 343,452,000	$ 358,910,000
Notes loans	7,901,892,000	7,304,631,000
Goodwill	282,532,000	282,532,000
Other assets	250,215,000	263,137,000
Total assets	15,066,189,000	15,501,476,000
Liabilities:
Junior subordinated deferrable interest debentures	108,868,000	134,642,000
Other liabilities	143,832,000	219,933,000
Total liabilities	12,618,415,000	13,456,717,000
Shareholders' equity:
Common shares	96,467,000	96,420,000
Surplus	155,511,000	154,061,000
Retained earnings	3,029,088,000	2,695,567,000
Accumulated other comprehensive income (loss)	(397,889,000)	(470,497,000)
Total shareholders' equity before treasury stock	2,883,177,000	2,475,551,000
Less cost of shares in treasury	(435,403,000)	(430,792,000)
Total shareholders' equity	2,447,774,000	2,044,759,000	$ 2,308,481,000	$ 2,177,998,000
Total liabilities and shareholders' equity	15,066,189,000	15,501,476,000
Parent Company | Reportable Legal Entities
ASSETS
Cash	105,184,000	89,263,000
Other investments	111,382,000	114,901,000
Notes loans	62,150,000	42,519,000
Investment in subsidiaries	2,281,952,000	1,933,269,000
Goodwill	3,365,000	3,365,000
Other assets	8,617,000	7,181,000
Total assets	2,572,650,000	2,190,498,000
Liabilities:
Junior subordinated deferrable interest debentures	108,868,000	134,642,000
Due to IBC Trading	21,000	21,000
Other liabilities	15,987,000	11,076,000
Total liabilities	124,876,000	145,739,000
Shareholders' equity:
Common shares	96,467,000	96,420,000
Surplus	155,511,000	154,061,000
Retained earnings	3,029,088,000	2,695,567,000
Accumulated other comprehensive income (loss)	(397,889,000)	(470,497,000)
Total shareholders' equity before treasury stock	2,883,177,000	2,475,551,000
Less cost of shares in treasury	(435,403,000)	(430,792,000)
Total shareholders' equity	2,447,774,000	2,044,759,000
Total liabilities and shareholders' equity	$ 2,572,650,000	$ 2,190,498,000